UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SMITH BARNEY TRUST II

SMITH BARNEY
INTERNATIONAL LARGE CAP FUND

FORM N-Q
MARCH 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS - 98.8%
Australia - 3.3%
115,559	Australia & New Zealand Banking Group Ltd.	$1,841,329
20,854	National Australia Bank Ltd.	456,858

		2,298,187

Denmark - 0.3%
4,550	TDC A/S	191,852

Finland - 3.6%
43,693	Nokia Oyj, Sponsored ADR	677,640
62,551	Stora Enso Oyj	878,453
41,486	UPM Kymmene Oyj	919,928

		2,476,021

France - 12.6%
10,004	Accor SA	489,848
45,583	Arcelor	1,042,104
29,258	BNP Paribas SA	2,073,437
40,071	Credit Agricole SA	1,089,644
6,337	European Aeronautic Defence and Space Co.	189,496
15,425	France Telecom SA	462,056
5,434	Pinault Printemps Redoute SA	581,339
5,893	Renault SA	526,516
2,873	Sanofi-Synthelabo SA	242,348
2,652	Schneider Electric SA	207,886
7,776	Total SA	1,820,076

		8,724,750

Germany - 9.6%
2,856	Adidas-Salomon AG	453,384
9,582	Altana AG	609,469
20,570	Bayer AG	679,390
22,623	DaimlerChrysler AG	1,012,985
6,000	Deutsche Bank AG	517,792
8,194	E. ON AG	703,307
3,927	Henkel KGaA	355,190
20,968	Metro AG	1,125,948
2,548	RWE AG	154,137
14,950	Schering AG	991,808

		6,603,410

Hong Kong - 1.0%
114,955	Henderson Land Development Co., Ltd.	511,451
23,500	Swire Pacific	186,060

		697,511

Ireland - 2.2%
64,047	Allied Irish Bank Plc	1,341,304
12,916	Bank of Ireland	204,001

		1,545,305

Italy - 6.7%
96,280	ENI S.p.A	2,500,766
70,207	San Paolo IMI S.p.A	1,099,775
172,850	Unicredito Italiano S.p.A	1,015,368

		4,615,909

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Japan - 21.8%
26,000	Bridgestone Corp.	$477,930
8,200	CANON Inc.	439,730
52	East Japan Railway Co.	279,338
19,200	Fuji Photo Film Co.	701,926
61,000	Fujitsu	366,370
12,200	Honda Motor Co.	610,996
37,000	KAO Corp.	850,595
31,000	Komatsu Ltd.	233,024
28,500	Konica Minolta Holdings Inc.	288,123
11,000	Matsushita Electric Industries Co., Ltd.	162,089
102,000	Mitsubishi Electric Corp.	527,955
160,000	Mitsui Sumitomo Insurance Co., Ltd.	1,466,822
5,700	Nintendo Co.	621,963
67,000	Nippon Steel Corp.	169,336
174	NTT Docomo, Inc.	292,096
53,000	Ricoh Co., Ltd.	909,489
16,200	SANKYO Co., Ltd.	341,450
5,000	Secom Co.	207,974
10,600	Seven-Eleven Japan Co., Ltd.	310,413
95,000	Sumitomo Chemical Co., Ltd.	469,573
91,000	SUMITOMO Corp.	779,939
52,000	Sumitomo Electrical Industries Ltd.	553,341
29,000	Takeda Chemical Industries Ltd.	1,382,047
9,810	TAKEFUJI CORP.	660,557
13,000	THK Co.	262,485
26,000	TOPPAN PRINTING Co., Ltd.	284,672
24,000	Toyota Motor Corp.	893,075
118	West Japan Railway Co.	480,914

		15,024,222

The Netherlands - 7.0%
9,814	DSM N.V.	691,674
29,066	Fortis	829,586
7,236	ING Groep N.V.	218,630
87,642	KON KPN N.V.	784,183
48,179	TPG N.V.	1,371,350
7,738	Unilever N.V.	526,798
13,115	VNU N.V.	382,655

		4,804,876

Norway - 0.5%
39,446	Telenor ASA	354,277

Singapore - 0.4%
27,359	United Overseas Bank Ltd.	238,625

Spain - 1.4%
44,198	Endesa SA	994,393

Sweden - 1.3%
9,274	Atlas Copco AB	444,304
10,021	Electrolux AB	233,309
11,384	Securitas	182,065

		859,678

Switzerland - 4.8%
24,673	Clariant AG	426,179
33,750	Credit Suisse Group (a)	1,449,656
991	Nestle SA	271,271
6,565	Zurich Financial Services Group	1,152,650

		3,299,756

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL LARGE CAP FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

United Kingdom - 22.3%
26,997	Astrazeneca	$1,063,522
181,772	BP Plc	1,882,870
40,571	British American Tobacco Plc	714,849
23,818	British Sky Broadcasting Group Plc	261,110
82,123	Diageo Plc	1,156,966
44,776	GlaxoSmithKline Plc	1,025,569
13,344	Gus Plc	229,573
50,023	HBOS Plc	779,364
38,225	InterContinental Hotels Group Plc	445,760
178,463	International Power Plc (a)	604,142
25,887	National Grid Transco Plc	239,671
11,495	Next Group	345,596
52,658	Royal Bank of Scotland Group Plc	1,674,647
132,838	The Sage Group Plc	504,865
36,731	Scottish & Southern Energy Plc	611,466
64,742	Smith Group Plc	1,041,088
25,324	Tomkins Plc	126,377
1,018,384	Vodafone Group Plc, Sponsored ADR	2,702,120

		15,409,555

	TOTAL COMMON STOCK
	(Cost - $57,984,595)	68,138,327

FACE
AMOUNT

TIME DEPOSIT - 2.6%
$1,797,000	State Street Bank & Trust Co., 1.300% due 4/1/05 (Cost - $1,797,000)	1,797,000

	TOTAL INVESTMENTS - 101.4%
	(Cost - $59,781,595*)	69,935,327
	Liabilities in Excess of Assets - (1.4)%	(936,731)

	Total Net Assets - 100.0%	68,998,596

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR - American Depositary Receipt

Summary of Investments by Sector** (Unaudited)
Financials	26.9%
Consumer Discretionary	14.1
Industrials	10.3
Energy	8.9
HealthCare	8.1
Materials	7.5
Telecommunication Services	6.8
Consumer Staples	6.0
Utilities	4.7
Information Technology	4.1
Time Deposit	2.6

Total	100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2005 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney International Large Cap Fund (“Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Concentration of Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(d) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,592,828
Gross unrealized depreciation	(439,096)

Net unrealized appreciation	$10,153,732

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 27, 2005